Cash and Cash Equivalents - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalent [line items]
Current accounts with banks	₸ 220,109	₸ 220,109
Short-term deposits with banks	90,098
Fair value of collateral of reverse repurchase agreements classified as cash and cash equivalents	₸ 70,160	₸ 10,022